Consolidated statement of comprehensive income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 4,094	$ 5,379	$ 3,068
Other Comprehensive Income (Loss), Net of Tax
Foreign currency translation gains and losses on net investment in foreign operations	(978)	1,602	(1,141)
Reclassification of foreign currency translation (gains) losses on net investment on disposal of foreign operations	0	(25)	0
Change in fair value of net investment hedges	1	(18)	17
Change in fair value of cash flow hedges	(22)	35	0
Reclassification to net income of (gains) losses on cash flow hedges	31	(16)	74
Unrealized actuarial gains (losses) on pension and other post-retirement benefit plans	79	83	(11)
Reclassification to net income of actuarial (gains) losses on pension and other post-retirement benefit plans	0	(6)	0
Other comprehensive income (loss) on equity investments	2	173	(211)
Other comprehensive income (loss) (Note 25)	(887)	1,828	(1,272)
Comprehensive Income (Loss)	3,207	7,207	1,796
Comprehensive income (loss) attributable to non-controlling interests	64	1,584	(220)
Comprehensive Income (Loss) Attributable to Controlling Interests	3,143	5,623	2,016
Preferred share dividends	119	104	93
Comprehensive Income (Loss) Attributable to Common Shares	$ 3,024	$ 5,519	$ 1,923